Revenues -Disaggregation of revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Disaggregation of revenue	¥ 7,247,932	¥ 4,665,967	¥ 2,262,983
Manachised hotels
Revenue
Disaggregation of revenue	4,148,752	2,705,609	1,360,843
Room
Revenue
Disaggregation of revenue	652,854	782,646	505,557
Food and beverage
Revenue
Disaggregation of revenue	43,838	51,583	43,313
Others
Revenue
Disaggregation of revenue	5,271	5,815	4,059
Leased hotels
Revenue
Disaggregation of revenue	701,963	840,044	552,929
Retail
Revenue
Disaggregation of revenue	2,198,198	971,931	253,607
Others
Revenue
Disaggregation of revenue	199,019	148,383	95,604
Upfront franchise fees
Revenue
Disaggregation of revenue	68,211	46,831	38,066
Continuing franchise fees
Revenue
Disaggregation of revenue	1,904,264	1,362,654	757,158
Sales of hotel supplies and other products
Revenue
Disaggregation of revenue	2,011,940	1,179,686	516,865
Other transactions with the franchisees
Revenue
Disaggregation of revenue	¥ 164,337	¥ 116,438	¥ 48,754